Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Goodwill
11.	Goodwill

	As of December 31, 2024		Additions	Disposals	As of December 31, 2025

Cost	Ps.	1,599,718	-	-	1,599,718

	As of December 31, 2023		Additions	Disposals	As of December 31, 2024

Cost	Ps.	1,599,718	-	-	1,599,718

	As of January 1, 2023		Additions	Disposals	As of December 31, 2023

Cost	Ps.	1,599,718			1,599,718

Goodwill and indefinite-lived intangible assets are allocated to those cash-generating units or group of cash-generating units that are expected to benefit from the synergies of the related business combination, and these represent the lowest level within the Group at which management monitors goodwill. The level of cash-generating units or group of cash-generating units is based on management’s monitoring of the operating business.

The Group’s goodwill balances were allocated as follows:

	As of December 31:
	2025		2024	2023

Jafra Mexico	Ps.	1,250,132	1,250,132	1,250,132
Betterware		348,441	348,441	348,441
Finayo		1,145	1,145	1,145
Total	Ps.	1,599,718	1,599,718	1,599,718

Jafra Mexico’s goodwill corresponds to the resulting excess between the consideration paid and the fair values of the net assets acquired on the date of acquisition by Betterware de México, S.A.P.I. de C. V., about the companies Jafra Cosmetics International S.A. de C.V., Jafra México Holding B.V., and Jafra Cosmetics International Inc.

Betterware goodwill corresponds to the excess between the consideration given and the fair values of the net assets acquired on the acquisition date by Betterware Latinoamerica Holding México, S.A. de C.V. (BLHM) and Strevo Holding, S.A. de C.V.

Finayo’s goodwill corresponds to the resulting excess between the consideration paid and the fair values of the net assets acquired on the date of acquisition by Betterware de México, S.A.P.I. de C. V., on Finayo, S.A.P.I. of C.V. SOFOM ENR.

Impairment tests

The Company annually tests the recoverable amount of its goodwill and indefinite-lived intangible assets that amount to Ps. 1,599,718 and Ps. 1,102,106, respectively, of which Ps. 1,250,132 and Ps. 849,106, respectively, relates to the Jafra Mexico group of cash generating units (CGU).

Cash-generating units where goodwill is allocated are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

The recoverable value of CGUs or group of CGUs was based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was classified as Level 3 fair value based on the inputs to the valuation technique used.

The values assigned to the key assumptions represent the administration’s assessment of future trends in relevant industries and are based on historical data from external and internal sources.

As of December 31, 2025, 2024 and 2023, the estimated recoverable amount of the group of CGUs exceeded its carrying amount.

The key assumptions used in the estimation of the recoverable amount are set out below:

	2025		2024		2023
In percentages	Betterware	Jafra Mexico	Betterware	Jafra Mexico	Betterware	Jafra Mexico
Discount rate	11.1	14.8	12.4	15.1	14.7	16.7
Average revenue growth rate	5.5	6.9	4.6	14.5	5.0	9.0

The discount rate was based on the historical industry average, weighted-average cost of capital and a market interest rate.

The average revenue growth rate is derived from management plans that are in line with industry behavior.

Other assumptions:

	2025		2024		2023
In percentages	Betterware	Jafra México	Betterware	Jafra México	Betterware	Jafra México
Terminal value growth rate	3.7	3.0	3.7	3.0	3.3	3.3
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	23.4	20.0	22.2	20.6	27.5	19.0

The cash flow projections included specific estimates for 5 years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make. For Betterware, a terminal growth rate of 1.0% was used to corroborate that even then there would be no impairment of the assets.

Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.

There are no reasonably possible changes in any of the key assumptions that would result in potential impairment.